REVENUE RECOGNITION - Deferred Costs (Details) - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred Contract Costs
Deferred costs	$ 2,250	$ 2,387			$ 2,185	$ 2,646
Deferred costs, current	1,092	1,143			920	1,205
Deferred costs, noncurrent	1,158	1,244			1,265	1,441
Total deferred costs amortized	405	455			1,800	2,100
Amortization of deferred costs	111	136	$ 156	$ 160	563	683	$ 803
Deferred transition costs
Deferred Contract Costs
Deferred costs	894	961			1,012	1,369
Total deferred costs amortized	87	112			403	478
Prepaid software costs
Deferred Contract Costs
Deferred costs	753	806			658	679
Total deferred costs amortized	206	207			874	901
Capitalized costs to fulfill contracts
Deferred Contract Costs
Deferred costs	296	302			235	328
Capitalized costs to obtain contracts
Deferred Contract Costs
Deferred costs	$ 307	$ 318			$ 282	$ 269
Minimum
Deferred Contract Costs
Term of contract with customer	3 years	3 years			3 years
Maximum
Deferred Contract Costs
Term of contract with customer	6 years	6 years			6 years